Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Remuneration of Directors and Other Key Management Personnel	Remuneration of directors and executive management is determined by the Board having consideration of overall performance of individuals and market trends. Information on key management compensation is shown below:

Years ended December 31,	2023	2022
Salaries, Director fees and other short-term benefits	$5,580	$6,350
Post-employment compensation 1	690	721
Share-based payments	8,446	8,315
1
Post-employment compensation represent the present value of future pension benefits earned during the year.

Summary of Financial Statement Impacts of all Transactions with Related Parties	A summary of the financial statement impacts of all transactions with all related parties is as follows:

Years ended December 31,	2023	2022
Associate – Roska DBO
Revenue	$2,543	$1,755
Purchases	-	4
Accounts receivable	12	22
All related party transactions are settled in cash. There were no
transactions with the joint venture in Brazil.